SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advances to Suppliers (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Polysilicon
Advances to suppliers [Line Items]
Advances to suppliers	$ 49.2
Silicon Wafer
Advances to suppliers [Line Items]
Advances to suppliers	2.1	$ 2.5
Supplier advances applied during the year	$ 0.4
Minimum
Advances to suppliers [Line Items]
Advances to suppliers, term	40 days
Maximum
Advances to suppliers [Line Items]
Advances to suppliers, term	50 days